Acquisition of Navios Containers - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair value of assets and liabilities acquired:
Bargain purchase gain	$ 0	$ 44,053	$ 0	$ 44,053	$ 0
Navios Containers [Member]
Purchase price:
Fair value of previously held interest (35.7%)		106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)		191,624
Total purchase price		298,621
Fair value of assets and liabilities acquired:
Vessels		770,981
Current assets (including cash of $10,282)		29,033
Unfavourable lease terms		(224,490)
Long term debt assumed (including current portion)		(227,434)
Current liabilities		(5,416)
Fair value of net assets acquired		342,674
Bargain purchase gain		$ 44,053